Related Party Transactions - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Base salary and incentives		$ 20	$ 22
Post-employment benefits		2	2
Share-based payments	[1]	37	49
Total key management personnel compensation		$ 59	$ 73

[1]	Amounts included in share-based payments are the fair values of awards granted in the year.